Schedule of investments
Delaware Ivy VIP Science and Technology
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 90.81%♦
Communication Services — 10.69%
Netflix †	32,482	$ 11,221,881
Pinterest Class A †	671,764	18,319,004
Take-Two Interactive Software †	48,347	5,767,797
T-Mobile US †	130,897	18,959,122
		54,267,804
Consumer Discretionary — 6.84%
Amazon.com †	214,013	22,105,403
Etsy †	74,415	8,284,622
Luminar Technologies †	663,455	4,305,823
		34,695,848
Healthcare — 7.12%
Danaher	43,784	11,035,319
Intuitive Surgical †	30,514	7,795,412
Ionis Pharmaceuticals †	125,791	4,495,770
Vertex Pharmaceuticals †	24,174	7,616,502
West Pharmaceutical Services	14,919	5,168,986
		36,111,989
Industrials — 0.88%
Copart †	59,449	4,471,159
		4,471,159
Information Technology — 65.28%
Adyen #, †	3,431	5,467,054
Ambarella †	124,143	9,611,151
Amphenol Class A	22,213	1,815,246
Analog Devices	85,317	16,826,219
Apple	133,242	21,971,606
ASML Holding	37,093	25,249,576
Autodesk †	48,399	10,074,736
Broadcom	17,095	10,967,126
Cadence Design Systems †	57,642	12,110,008
CDW	19,793	3,857,458
Flex †	161,647	3,719,498
Intuit	28,655	12,775,259
Keysight Technologies †	29,542	4,770,442
Mastercard Class A	37,579	13,656,584
Microchip Technology	205,690	17,232,708
Micron Technology	214,925	12,968,575
Microsoft	144,948	41,788,508
NVIDIA	64,432	17,897,277
ON Semiconductor †	144,133	11,865,029
Salesforce †	6,843	1,367,095
Seagate Technology Holdings	331,753	21,935,508
Shift4 Payments Class A †	135,359	10,260,212
VeriSign †	72,922	15,410,606
WNS Holdings ADR †	118,311	11,023,036
Workday Class A †	5,634	1,163,646
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Zebra Technologies Class A †	48,855	$ 15,535,890
		331,320,053
Total Common Stocks (cost $405,680,454)		460,866,853

Short-Term Investments — 7.40%
Money Market Mutual Funds — 7.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	9,384,269	9,384,269
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	9,384,269	9,384,269
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	9,384,269	9,384,269
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	9,384,269	9,384,269
Total Short-Term Investments (cost $37,537,076)		37,537,076

Total Value of Securities—98.21% (cost $443,217,530)		498,403,929
Receivables and Other Assets Net of Liabilities—1.79%		9,103,210
Net Assets Applicable to 25,348,924 Shares Outstanding—100.00%		$507,507,139
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $5,467,054, which represents 1.08% of the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ-IV089 [3/23] 5/23 (2913002)    1